Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC. Certain information or footnote disclosures normally included in unaudited condensed consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K, as filed with the SEC on March 25, 2025. The interim results for the three months ended March 31, 2025 presented are not necessarily indicative of the results to be expected for the year ending December 31, 2025 or for any future interim periods.

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC.

Principles of Consolidation

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company

Emerging Growth Company

The Company is an emerging growth company as defined in Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), which exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s unaudited condensed consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an emerging growth company as defined in Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), which exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements. Making estimates requires management to exercise significant judgment. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Actual results could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Making estimates requires management to exercise significant judgment. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2025 and December 31, 2024.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2024 and 2023.

Restricted Cash Held in Trust Account

Restricted Cash Held in Trust Account

On March 31, 2025 and December 31, 2024, substantially all of the assets held in Trust Account were held in cash. The Company’s cash held in the Trust Account are classified as a restricted cash asset. Any investments held in the Trust Account classified as trading securities such as money market funds and treasury bills are presented on the unaudited condensed consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest income from investments held in Trust Account in the accompanying unaudited condensed consolidated statements of operations. The estimated fair values of investments held in Trust Account are determined using available market information. As of March 31, 2025 and December 31, 2024, there were no investments held in Trust Account.

Cash and investments Held in Trust Account

On December 31, 2024 and 2023, substantially all of the assets held in Trust Account were held in cash. The Company’s cash held in the Trust Account are classified as restricted cash asset. Any investments held in the Trust Account classified as trading securities such as money market funds and treasury bills are presented on the consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest income from investments held in Trust Account in the accompanying consolidated statements of operations. The estimated fair values of investments held in Trust Account are determined using available market information.

Offering Costs associated with the IPO and over-allotment

Offering Costs Associated with the IPO and Over-allotment

Offering costs consist principally of legal, accounting, underwriting fees and other costs directly related to the IPO. Offering costs of the IPO amounted to $4,663,218, which was charged against additional paid-in capital and common stock subject to redemption upon the completion of the IPO. Subsequently, additional offering costs of $125,228 was incurred with the Over-allotment in January 2022 and was also charged against additional paid-in capital and common stock subject to redemption in January 2022.

Offering Costs associated with the IPO and over-allotment

Offering costs consist principally of legal, accounting, underwriting fees and other costs directly related to the IPO. Offering costs of the IPO amounted to $4,663,218, which was charged against additional paid-in capital and common stock subject to redemption upon the completion of the IPO. Subsequently, additional offering cost of $125,228 was incurred with the Over-allotment in January 2022 and was also charged against additional paid-in capital and common stock subject to redemption in January 2022.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation limit. As of March 31, 2025, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation limit. As of December 31, 2024, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying unaudited condensed consolidated balance sheets, primarily due to their short-term nature.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying consolidated balance sheets, primarily due to their short-term nature.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the unaudited condensed consolidated financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of March 31, 2025 and December 31, 2024, the Company’s deferred tax asset had a full valuation allowance recorded against it.

The Company’s effective tax rate was (2.47)% and (14.43)% for the three months ended March 31, 2025 and 2024, respectively. The effective tax rate differs from the statutory tax rate of 21% for the three months ended March 31, 2025 and 2024 primarily due to the valuation allowance on the deferred tax assets and merger and acquisition costs treated as permanent differences.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s unaudited condensed consolidated financial statements and prescribes a recognition threshold and measurement process for unaudited condensed consolidated financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2025 and December 31, 2024. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the consolidated financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of December 31, 2024 and 2023, the Company’s deferred tax asset had a full valuation allowance recorded against it.

The Company’s effective tax rate was (16.27)% and 0.00% for the years ended December 31, 2024 and 2023, respectively. The effective tax rate differs from the statutory tax rate of 21% for the years ended December 31, 2024 and 2023, respectively, primarily due to the valuation allowance on the deferred tax assets and merger and acquisition costs treated as permanent differences.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s consolidated financial statements and prescribes a recognition threshold and measurement process for consolidated financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2024 and 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Common Stock Subject to Possible Redemption

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in ASC 480. Shares of common stock subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Public Shares sold in the IPO feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events.

On March 24, 2023, in connection with the votes to approve the March Extensions, the holders of 4,097,964 shares of common stock of the Company properly exercised their right to redeem their shares for an aggregate redemption amount of approximately $42.6 million. The amount due to the redeeming stockholders was subsequently disbursed on April 10, 2023.

On September 29, 2023, in connection with the votes to approve the September Extensions, the holders of 1,456,871 shares of common stock of the Company properly exercised their right to redeem their shares for an aggregate redemption amount of $15.7 million. The amount due to the redeeming stockholders was subsequently disbursed on October 12, 2023.

On June 28, 2024, in connection with the votes to approve the June Extensions, the holders of 1,090,062 shares of common stock of the Company properly exercised their right to redeem their shares for an aggregate redemption amount of approximately $12.22 million, leaving approximately $12.06 million in the Trust Account, based on the approximately $24.28 million held in the Trust Account as of June 28, 2024 (less funds that may be withdrawn to pay taxes).

Accordingly, 1,082,789 shares of common stock subject to possible redemption on March 31, 2025 and December 31, 2024, are presented as temporary equity, outside of the stockholders’ deficit section of the Company’s unaudited condensed consolidated balance sheets.

Immediately upon the closing of the IPO, the Company recognized the accretion from the initial book value to redemption amount value. This method would view the end of the reporting period as if it were also the redemption date for the security. The change in the carrying value of redeemable shares of common stock resulted in charges against additional paid-in capital and accumulated deficit.

The shares of common stock reflected on the unaudited condensed consolidated balance sheets are reconciled on the following table:

Redeemable ordinary shares subject to possible redemption at December 31, 2023	$23,850,678
Less:
Redemption of common stock	(12,219,791)
Plus:
Accretion of carrying value to redemption value	514,400
Redeemable ordinary shares subject to possible redemption at December 31, 2024	$12,145,287
Plus:
Accretion of carrying value to redemption value	38,999
Redeemable ordinary shares subject to possible redemption at March 31, 2025	$12,184,286

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in ASC 480. Shares of common stock subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Public Shares sold in the IPO feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events.

On March 24, 2023, in connection with the votes to approve the March Extensions, the holders of 4,097,964 shares of common stock of the Company properly exercised their right to redeem their shares for an aggregate redemption amount of approximately $42.6 million. The amount due to the redeeming stockholders was subsequently disbursed on April 10, 2023.

On September 29, 2023, in connection with the votes to approve the September Extensions, the holders of 1,456,871 shares of common stock of the Company properly exercised their right to redeem their shares for an aggregate redemption amount of $15.7 million. The amount due to the redeeming stockholders was subsequently disbursed on October 12, 2023.

On June 28, 2024, in connection with the votes to approve the June Extensions, the holders of 1,090,062 shares of common stock of the Company properly exercised their right to redeem their shares for an aggregate redemption amount of approximately $12.22 million, leaving approximately $12.06 million in the trust account, based on the approximately $24.28 million held in the trust account as of June 28, 2024 (less funds that may be withdrawn to pay taxes).

Accordingly, 1,082,789 and 2,172,851 shares of common stock subject to possible redemption on December 31, 2024 and 2023, respectively, are presented as temporary equity, outside of the stockholders’ deficit section of the Company’s consolidated balance sheets.

Immediately upon the closing of the IPO, the Company recognized the accretion from the initial book value to redemption amount value. This method would view the end of the reporting period as if it were also the redemption date for the security. The change in the carrying value of redeemable shares of common stock resulted in charges against additional paid-in capital and accumulated deficit.

The shares of common stock reflected on the consolidated balance sheets are reconciled on the following table:

Redeemable ordinary shares subject to possible redemption at December 31, 2022	$79,514,266
Less:
Redemptions	(58,351,987)
Plus:
Accretion of carrying value to redemption value	2,688,399
Redeemable ordinary shares subject to possible redemption at December 31, 2023	$23,850,678
Less:
Redemption of Common Stock	(12,219,791)
Plus:
Accretion of carrying value to redemption value	514,400
Redeemable ordinary shares subject to possible redemption at December 31, 2024	$12,145,287

Net Loss per Participating Member Unit

Net Loss per Share of Common Stock

The Company computes loss per share in accordance with ASC 260-10-45 “Earnings per Share,” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. The Company’s public shares of common stock have a redemption right, which differ from the common stock that are held by the sponsors. Accordingly, the Company has effectively two classes of shares, which are referred to as shares of public common stock and Founder Shares. Income and losses are shared pro rata between the two classes of shares. Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of outstanding shares of common stock during the period. Accretion associated with the common stock subject to possible redemption is excluded from earnings per share as the redemption value approximates fair value.

Diluted loss per share gives effect to all dilutive potential shares of common stock outstanding during the period. Dilutive loss per share excludes all potential shares of common stock if their effect is anti-dilutive. The Company has excluded the Rights from the calculation of diluted loss per share because the Rights are contingent upon the occurrence of future events and any impact would be anti-dilutive. As a result, diluted net loss per share is the same as basic net loss per share for the three months ended March 31, 2025 and 2024. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share of common stock.

The following table reflects the calculation of basic and diluted net loss per share of common stock (in dollars, except per share amounts):

	For the Three Months Ended March 31,
	2025		2024
	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Basic and diluted net loss per share of common stock
Numerator:
Allocation of net loss	$(167,380)	$(353,061)	$(34,205)	$(35,955)
Denominator:
Basic and diluted weighted average shares outstanding	1,082,789	2,283,976	2,172,851	2,283,976
Basic and diluted net loss per share of common stock	$(0.15)	$(0.15)	$(0.02)	$(0.02)

Net Loss per Common Share

The Company computes loss per share in accordance with ASC 260-10-45 “Earnings per Share”, which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. The Company’s public common shares have a redemption right, which differ from the common shares that the sponsors hold. Accordingly, the Company has effectively two classes of shares, which are referred to as public common shares and Founder Shares. Income and losses are shared pro rata between the two classes of shares. Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of outstanding common shares during the period. Accretion associated with the common stock subject to possible redemption is excluded from earnings per share as the redemption value approximates fair value.

Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive. The Company has excluded the Rights from the calculation of diluted loss per share because the Rights are contingent upon the occurrence of future events and any impact would be anti-dilutive. As a result, diluted net loss per share is the same as basic net loss per share for the year ended December 31, 2024 and 2023. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per common share.

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	For the Year Ended December 31,
	2024		2023
	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(373,285)	$(526,642)	$(35,114)	$(19,208)
Denominator:
Basic and diluted weighted average shares outstanding	1,618,885	2,283,976	4,175,166	2,283,976
Basic and diluted net loss per common share	$(0.23)	$(0.23)	$(0.01)	$(0.01)

Recent Accounting Pronouncements, not yet adopted

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its financial statements and disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating officer decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. ASU 2023-07 became effective as of December 31, 2024 and the Company’s management adopted ASU 2023-07 in its financial statements and related disclosures (see Note 9).

Management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying unaudited condensed consolidated financial statements for the period ended March 31, 2025.

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its financial statements and disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating officer decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. As of December 31, 2024, this ASU became effective and the Company’s management adopted this ASU in its financial statements and related disclosures.

Management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying consolidated financial statements for the period ended December 31, 2024.

Reclassification of prior year presentation

Reclassification of prior year presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. Specifically, Convertible promissory notes — related party and Working capital loans — related party are now presented as a separate line items on the consolidated balance sheets and was previously combined and presented as Convertible promissory notes and working capital loans — related party.

Restricted Cash

Restricted Cash

For the year ended December 31, 2024, the Company had $12,219,791 withdrawals from the Trust Account in connection with redemptions and had withdrawn $100,373 from the Trust Account for the purpose of paying the Company’s franchise and income taxes.

From inception through December 31, 2024, the Company has withdrawn a total of $841,386 from the Trust Account for taxes of which was already utilized to pay for franchise and income taxes. From inception through December 31, 2023, the Company has withdrawn a total of $741,013 from the Trust Account for taxes of which $579,564 was already utilized to pay for franchise and income taxes.

As of December 31, 2023, there was restricted cash balances of $161,449, which were utilized to pay the outstanding franchise and income taxes.

EVOLUTION METALS LLC [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Emerging Growth Company

Emerging Growth Company:    The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups (“JOBS”) Act. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as to those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these unaudited condensed consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Emerging Growth Company:    The Company is expected to be an emerging growth company, as defined in the Jumpstart Our Business Startups (“JOBS”) Act. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as to those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Use of Estimates

Use of Estimates:    The preparation of unaudited condensed consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Making estimates requires management to exercise significant judgment. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. The Company’s most significant assumptions and estimates relate to the estimation of the allowance for credit losses, fair value of the July Investment Agreement Derivative and the fair value of the CPU Share Allocation Obligation, which includes the post-money valuation of the Company, (see Note 8), and the valuation of its cancelled liability-classified share-based payment transaction (see Note 10). These estimates are based on assumptions which management believes are reasonable. The Company evaluates its estimates on an ongoing basis and makes revisions to these estimates.

Use of Estimates:    The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Making estimates requires management to exercise significant judgment. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. The Company’s most significant assumptions and estimates relate to the estimation of the allowance for credit losses, fair value of the July Investment Agreement Derivative and the fair value of the CPU Share Allocation Obligation, which includes the post-money valuation of the Company, (see Note 8), and the valuation of its cancelled liability-classified share-based payment transaction (see Note 10). These estimates are based on assumptions which management believes are reasonable. The Company evaluates its estimates on an ongoing basis and makes revisions to these estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents: The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.	Cash and Cash Equivalents: The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.
Concentration of Credit Risk

Concentration of Credit Risk:    Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution and notes receivables. Cash accounts in a financial institution may at times exceed the Federal Depository Insurance Corporation limit. The amounts over these insured limits as of March 31, 2025 and December 31, 2024 was $3,468,764 and $2,364,710, respectively. As of March 31, 2025 and December 31, 2024, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such account.

The Company is subject to potential credit risk related to business, economic and financial market conditions that affect entities it has advanced amounts to which has been heightened as a result of recent economic and financial market conditions, including in connection with the uncertainties and challenges in the overall economy, including, among other things, inflationary pressure and increased interest rates. Certain entities that have received advances from the Company have experienced significant financial difficulties (including bankruptcy), and others may experience financial difficulties in the future. These difficulties expose the Company to increased risk related to collectability.

Concentration of Credit Risk:    Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution and notes receivables. Cash accounts in a financial institution may at times exceed the Federal Depository Insurance Corporation limit. The amounts over these insured limits as of December 31, 2024 was $2,364,710. As of December 31, 2024, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such account.

The Company is subject to potential credit risk related to business, economic and financial market conditions that affect entities it has advanced amounts to which has been heightened as a result of recent economic and financial market conditions, including in connection with the uncertainties and challenges in the overall economy, including, among other things, inflationary pressure and increased interest rates. Certain entities that have received advances from the Company have experienced significant financial difficulties (including bankruptcy), and others may experience financial difficulties in the future. These difficulties expose the Company to increased risk related to collectability.

Income Taxes

Income Taxes:    As of March 31, 2025, the Company is a single member limited liability company treated as a disregarded entity for federal and state tax purposes with all income tax liabilities and benefits of the Company being passed through to the common member. As such, no recognition of federal or state income taxes for the Company has been provided for in the accompanying financial statements.

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”), which prescribes a recognition threshold and measurement process for accounting for uncertain tax positions and also provides guidance on various related matters such as derecognition, interest, penalties, and disclosures required. The Company does not have any entity-level uncertain tax positions. The Company files income tax returns in the U.S. federal jurisdictions and various state jurisdictions. Generally, the Company is subject to examination by U.S. federal (or state and local) income tax authorities for three years from filing a tax return.

Income Taxes:    The Company is a single member limited liability company treated as a disregarded entity for federal and state tax purposes with all income tax liabilities and benefits of the Company being passed through to the member. As such, no recognition of federal or state income taxes for the Company has been provided for in the accompanying financial statements.

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”), which prescribes a recognition threshold and measurement process for accounting for uncertain tax positions and also provides guidance on various related matters such as derecognition, interest, penalties, and disclosures required. The Company does not have any entity-level uncertain tax positions. The Company files income tax returns in the U.S. federal jurisdictions and various state jurisdictions. Generally, the Company is subject to examination by U.S. federal (or state and local) income tax authorities for three years from filing a tax return.

Net Loss per Participating Member Unit

Net Loss per Participating Member Unit:    Basic net loss per participating member unit is computed by dividing net income attributable to members by the weighted average number of participating member units outstanding during the reporting period. Diluted net loss per unit is computed similar to basic net loss per unit except that the denominator is increased to include the number of additional participating member units that would have been outstanding if the potential member unit equivalents had been issued and if the additional participating member units were dilutive.

For the three months ended March 31, 2025 and for the period from February 8, 2024 (inception) to March 31, 2024, the Company diluted weighted-average member units outstanding is equal to basic weighted-average member units, due to the Company’s net loss position. Hence, no member unit equivalents were included in the computation of diluted net loss per unit since such inclusion would have been antidilutive. At March 31, 2025 and 2024, there are no potentially dilutive securities currently issued and outstanding.

The Company’s convertible preferred units do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per unit of the convertible preferred units under the two-class method has not been presented.

Net Loss per Participating Member Unit:    Basic net loss per participating member unit is computed by dividing net income attributable to members by the weighted average number of participating member units outstanding during the reporting period. Diluted net loss per unit is computed similar to basic net loss per unit except that the denominator is increased to include the number of additional participating member units that would have been outstanding if the potential member unit equivalents had been issued and if the additional participating member units were dilutive.

For the period from February 8, 2024 (inception) to December 31, 2024 the Company diluted weighted-average member units outstanding is equal to basic weighted-average member units, due to the Company’s net loss position. Hence, no member unit equivalents were included in the computation of diluted net loss per unit since such inclusion would have been antidilutive. At December 31, 2024, there are no potentially dilutive securities currently issued and outstanding.

The Company’s convertible preferred units do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per unit of the convertible preferred units under the two-class method has not been presented.

Recent Accounting Pronouncements, not yet adopted

Recent Accounting Pronouncements, adopted:

ASU 2024-01, “Compensation-Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards” (“ASU 2024-01”) introduces updates to accounting standards related to the classification and measurement of financial instruments under ASC 320. The update primarily focuses on clarifying guidance for equity securities, debt instruments, and other financial assets, particularly in the areas of fair value measurement and impairment recognition. It aims to improve consistency and comparability in the reporting of financial instruments by refining the criteria for classifying securities and enhancing the methodology for recognizing and measuring impairments. ASU 2024- 01 also mandates additional disclosures to provide greater transparency around the valuation techniques and assumptions used in determining the fair value of financial instruments. The update is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The adoption of this standard did not have a material impact on the unaudited consolidated financial statements.

Recent Accounting Pronouncements, not yet adopted:

ASU 2024-01, “Compensation-Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards” (“ASU 2024-01”) introduces updates to accounting standards related to the classification and measurement of financial instruments under ASC 320. The update primarily focuses on clarifying guidance for equity securities, debt instruments, and other financial assets, particularly in the areas of fair value measurement and impairment recognition. It aims to improve consistency and comparability in the reporting of financial instruments by refining the criteria for classifying securities and enhancing the methodology for recognizing and measuring impairments. ASU 2024- 01 also mandates additional disclosures to provide greater transparency around the valuation techniques and assumptions used in determining the fair value of financial instruments. The update is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its financial statements and disclosures.

ASU 2024-02, “Codification Improvements-Amendments to Remove References to the Concepts Statements” (“ASU 2024-02”) updates accounting standards for revenue recognition, lease accounting, and impairment of long-lived assets. ASU 2024-02 provides enhanced guidance for estimating variable consideration, accounting for contract modifications, determining lease terms, and simplifying impairment testing for long-lived assets. It also introduces increased disclosure requirements for financial instruments and derivatives. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. ASU 2024-02 is not expected to have a material effect on the Company’s financial statements.

ASU 2024-03, “Disaggregation of Income Statement Expenses (“DISE”)” (“ASU 2024-03”) requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosure about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its financial statements and disclosures.

ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative” (“ASU 2023-06”) incorporates several disclosure and presentation requirements currently residing in SEC Regulation S-X and S-K into the ASC. The amendments are applied prospectively and are effective when the SEC removes the related requirements from Regulation S-X and S-K. Any amendments the SEC does not remove by June 30, 2027 will not be effective. Early adoption is prohibited. The Company is currently evaluating the impact of this ASU on its financial statements and disclosures.

Basis of Presentation

Basis of Presentation and principles of consolidation:    The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), for interim financial information and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, all adjustments for a fair presentation have been included. Operating results for the three months ended March 31, 2025 are not necessarily indicative of the results that may be expected for the year ending December 31, 2025. The accompanying unaudited condensed financial statements should be read in conjunction with the audited financial statement and notes thereto included in the Company’s audited financial statements filed with the Amendment No. 4 to Registration Statement on Form S-4/A (Registration No. 333-283119) on May 12, 2025.

The accompanying unaudited consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation:    The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), expressed in U.S. dollars. References to GAAP issued by the FASB in these accompanying notes to the financial statements are to the FASB Accounting Standards Codification (“ASC”). The financial statements have been prepared assuming the Company will continue as a going concern.

Foreign currency translation and transactions

Foreign currency translation and transactions:    The Company’s reporting currency is the U.S. dollar. The functional currency of each entity in the group is the currency of the primary economic environment in which it operates. Transactions in foreign currencies are initially recorded into functional currency at the rates of exchange prevailing on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are remeasured into functional currency at the rates of exchange prevailing at the balance sheet date. Non-monetary assets and liabilities are remeasured to the functional currency at exchange rates that prevailed on the date of inception of the transaction.

The Company translates the financial statements from the local (functional) currency into U.S. dollars using the year or reporting period end or average exchange rates in accordance with the requirements of Accounting Standards Codification (“ASC”) subtopic 830-10, Foreign Currency Matters (“ASC 830-10”). Assets and liabilities are translated at exchange rates as of the balance sheet date. Expenses are translated at average rates in effect for the periods presented. The effects of translating financial statements from functional currency to reporting currency are recorded in accumulated other comprehensive income or loss as a component of member’s equity. For the three months ended March 31 2025, there were no translation gains or losses recognized.

Gains and losses resulting from transactions denominated in a currency other than the functional currency of the entity are included in other (expense) income, net in the consolidated statements of operations using the average exchange rates in effect during the period.

Segment Information

Segment Information:    ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is the managing member, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment. The CODM assesses performance for the single reportable segment and decides how to allocate resources based on operating expenses that also are reported on the statement of operations as net income. The measure of segment assets is reported on the balance sheet as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in operating expenses and cash and cash equivalents.

Operating expenses, inclusive of general and administrative costs and sales and marketing costs, are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to fund operations until the Business Combination closes. The CODM also reviews operating expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. The categories of operating expenses, as reported on the statement of operations, are the significant segment expenses provided to the CODM on a regular basis.

Segment Information:    ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is the managing member, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment. The CODM assesses performance for the single reportable segment and decides how to allocate resources based on operating expenses that also is reported on the statement of operations as net income. The measure of segment assets is reported on the balance sheet as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in operating expenses and cash and cash equivalents.

Operating expenses, inclusive of general and administrative costs and sales and marketing costs, are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to fund operations until the Business Combination closes. The CODM also reviews operating expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. The categories of operating expenses, as reported on the statement of operations, are the significant segment expenses provided to the CODM on a regular basis.

Fair Value of Financial Instruments:

Fair Value of Financial Instruments:    ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1:	Inputs based on unadjusted quoted market prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2:

Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar instruments in markets that are not active or for which all significant inputs are observable or can be corroborated by observable market data.

Level 3:

Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are both unobservable for the asset and liability in the market and significant to the overall fair value measurement.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Assets and liabilities measured at fair value are based on one or more of the following techniques noted in ASC 820:

•        Market approach:    Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

•        Cost approach:    Amount that would be required to replace the service capacity of an asset (replacement cost).

•        Income approach:    Techniques to convert future amounts to a single present value amount based upon market expectations (including present value techniques, option pricing, and excess earnings models).

The Company believes its valuation methods are appropriate and consistent with other market participants, however the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The Company’s financial instruments with a carrying value that approximates fair value consist of cash and cash equivalents, prepaid and other current assets, notes receivable, accounts payable and accrued expenses because of the short-term nature or expected settlement dates of these instruments. The Company’s financial instruments that are measured at fair value on a recurring basis consist of money market funds, the July Investment Agreement Derivative (see Note 8), the Convertible Preferred Unit Share Allocation Obligation (see Note 8), and liability-classified share-based payment transactions (see Note 10).

Fair Value of Financial Instruments:    ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1:	Inputs based on unadjusted quoted market prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2:

Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar instruments in markets that are not active or for which all significant inputs are observable or can be corroborated by observable market data.

Level 3:

Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are both unobservable for the asset and liability in the market and significant to the overall fair value measurement.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Assets and liabilities measured at fair value are based on one or more of the following techniques noted in ASC 820:

•        Market approach:    Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

•        Cost approach:    Amount that would be required to replace the service capacity of an asset (replacement cost).

•        Income approach:    Techniques to convert future amounts to a single present value amount based upon market expectations (including present value techniques, option pricing, and excess earnings models).

The Company believes its valuation methods are appropriate and consistent with other market participants, however the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The Company’s financial instruments with a carrying value that approximates fair value consist of cash and cash equivalents, prepaid and other current assets, notes receivable, accounts payable and accrued expenses because of the short-term nature or expected settlement dates of these instruments. The Company’s financial instruments that are measured at fair value on a recurring basis consist of money market funds, the July Investment Agreement Derivative (see Note 8), the Convertible Preferred Unit Share Allocation Obligation (see Note 8), and liability-classified share-based payment transactions (see Note 10).

Notes Receivable

Notes Receivable:    Notes receivable consists of secured and unsecured promissory notes with no conversion features and was accounted for as receivables in the scope of ASC 310, “Receivables” (“ASC 310”), which was initially recorded at present value and subsequently re-measured at amortized cost (see Note 6). Notes receivable is reported net of an allowance for credit losses on the accompanying balance sheet.

Notes Receivable:    Notes receivable consists of secured and unsecured promissory notes with no conversion features and was accounted for as receivables in the scope of ASC 310, “Receivables” (“ASC 310”), which was initially recorded at present value and subsequently re-measured at amortized cost (see Note 6). Notes receivable is reported net of an allowance for credit losses on the accompanying balance sheet.

Convertible Notes Receivable

Convertible Notes Receivable:    Convertible notes receivable consists of convertible promissory notes that can convert into a privately held company’s equity securities at the Company’s election and was accounted for as receivables in the scope of ASC 310, which was initially recorded at present value and subsequently re-measured at amortized cost (see Note 6). The notes did not meet the definition of a debt security in the scope of ASC 320, “Investments — Debt Securities” (“ASC 320”). Convertible notes receivable is reported net of an allowance for credit losses on the accompanying balance sheet.

Convertible Notes Receivable:    Convertible notes receivable consists of convertible promissory notes that can convert into a privately held company’s equity securities at the Company’s election and was accounted for as receivables in the scope of ASC 310, which was initially recorded at present value and subsequently re-measured at amortized cost (see Note 6). The notes did not meet the definition of a debt security in the scope of ASC 320, “Investments — Debt Securities” (“ASC 320”). Convertible notes receivable is reported net of an allowance for credit losses on the accompanying balance sheet.

Allowance for Credit Losses

Allowance for Credit Losses:    The Company recognizes an allowance for losses on notes receivable, convertible notes receivable and notes receivable — related party (collectively, the “Outstanding Receivables”) in an amount equal to the estimated probable losses net of recoveries. The Company currently monitors financial conditions of the companies it has Outstanding Receivables owed from on a continuing basis. After considering current economic conditions and specific and financial stability of its Outstanding Receivables counterparties, an allowance for credit losses is maintained in the balance sheet at a level which management believes is sufficient to cover all probable future credit losses as of the balance sheet date based on specific reserves and an expectation of future economic conditions that might impact collectability. The Company’s policy is to write off past-due accrued interest receivable by measuring an allowance for credit losses for accrued interest receivable on Outstanding Receivables balance. Outstanding Receivables are carried at amortized cost, net of allowances for credit losses. Amortized cost approximated book value as of March 31, 2025 and December 31, 2024. After all reasonable attempts to collect a receivable have failed, the amount of the receivable is written off against the allowance.

Allowance for credit Losses:    The Company recognizes an allowance for losses on notes receivable, convertible notes receivable and notes receivable — related party (collectively, the “Outstanding Receivables”) in an amount equal to the estimated probable losses net of recoveries. The Company currently monitors financial conditions of the companies it has Outstanding Receivables owed from on a continuing basis. After considering current economic conditions and specific and financial stability of its Outstanding Receivables counterparties, an allowance for credit losses is maintained in the balance sheet at a level which management believes is sufficient to cover all probable future credit losses as of the balance sheet date based on specific reserves and an expectation of future economic conditions that might impact collectability. The Company’s policy is to write off past-due accrued interest receivable by measuring an allowance for credit losses for accrued interest receivable on Outstanding Receivables balance. Outstanding Receivables are carried at amortized cost, net of allowances for credit losses. Amortized cost approximated book value as of December 31, 2024. After all reasonable attempts to collect a receivable have failed, the amount of the receivable is written off against the allowance.

The following table represents a roll forward of the allowance for credit losses for the period from February 8, 2024 (inception) to December 31, 2024:

	Notes receivable	Convertible notes receivable	Notes receivable – related party
Allowance Balance, February 8, 2024 (Inception)	$—	$—	$—
Provision	5,265,933	11,228,047	1,624,850
Write offs	—	—	—
Recoveries and other	—	—	—
Allowance Balance, December 31, 2024	$5,265,933	$11,228,047	$1,624,850

Convertible Preferred Units

Convertible Preferred Units:    Convertible preferred units consist of preferred units issued with an option to convert into New EM common shares at the option of the holders (see Note 4). The convertible preferred units are accounted for as permanent equity in the scope of ASC 815, “Derivatives and Hedging” (“ASC 815”) and recorded at fair value which is representative of the proceeds received (see Note 9).

Convertible Preferred Units:    Convertible preferred units consist of preferred units issued with an option to convert into New EM common shares at the option of the holders (see Note 4). The convertible preferred units are accounted for as permanent equity in the scope of ASC 815, “Derivatives and Hedging” (“ASC 815”) and recorded at fair value which is representative of the proceeds received (see Note 9).

Derivative Liabilities

Derivative Liabilities:    Certain agreements the Company entered into either require the Company to issue or provide the Company the option to issue a variable number of shares of New EM common shares to certain investors and vendors. The Company applies ASC 480, “Distinguishing Liabilities and Equity” (“ASC 480”), ASC 815, and ASC 718, “Compensation — Stock Compensation” (“ASC 718”) in its evaluation of the terms of each agreement. Financial instruments that were identified in each agreement and

•        meet the criteria to be accounted for as a liability in accordance with ASC 480 were reported at fair value at issuance and were re-measured to fair value each reporting period with changes in the estimated fair value of the liability recognized as a non-cash gain or loss on the accompanying statement of operations;

•        do not meet the criteria to be accounted for as a liability in accordance with ASC 480 and do not meet the criteria to be accounted for as equity in accordance with ASC 815 are accounted for as a liability and were reported at fair value at issuance and were re-measured to fair value each reporting period with changes in the estimated fair value of the liability recognized as a non-cash gain or loss on the accompanying statement of operations;

•        meet the criteria of a liability-classified share-based payment transaction in accordance with ASC 718 were measured based on the fair value of the transaction on the date of grant and remeasured to fair value each reporting period until settlement or cancellation.

Agreements where multiple financial instruments are identified that would individually warrant separate accounting as a derivative instrument are bundled together as a single, compound embedded derivative that is bifurcated and accounted for separately from the host contract in accordance with ASC 815.

Derivative Liabilities:    Certain agreements the Company entered into either require the Company to issue or provide the Company the option to issue a variable number of shares of New EM common shares to certain investors and vendors. The Company applies ASC 480, “Distinguishing Liabilities and Equity” (“ASC 480”), ASC 815, and ASC 718, “Compensation — Stock Compensation” (“ASC 718”) in its evaluation of the terms of each agreement. Financial instruments that were identified in each agreement and

•        meet the criteria to be accounted for as a liability in accordance with ASC 480 were reported at fair value at issuance and were re-measured to fair value each reporting period with changes in the estimated fair value of the liability recognized as a non-cash gain or loss on the accompanying statement of operations;

•        do not meet the criteria to be accounted for as a liability in accordance with ASC 480 and do not meet the criteria to be accounted for as equity in accordance with ASC 815 are accounted for as a liability and were reported at fair value at issuance and were re-measured to fair value each reporting period with changes in the estimated fair value of the liability recognized as a non-cash gain or loss on the accompanying statement of operations;

•        meet the criteria of a liability-classified share-based payment transaction in accordance with ASC 718 were measured based on the fair value of the transaction on the date of grant and remeasured to fair value each reporting period until settlement or cancellation.

Agreements where multiple financial instruments are identified that would individually warrant separate accounting as a derivative instrument are bundled together as a single, compound embedded derivative that is bifurcated and accounted for separately from the host contract in accordance with ASC 815.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets:    The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that an asset group’s carrying amount may not be recoverable. The Company conducts its long-lived asset impairment analysis in accordance with ASC 360-10, “Impairment or Disposal of Long-Lived Assets” (“ASC 360-10”), which requires the Company to group assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and evaluate the asset group against the sum of the undiscounted future cash flows. If the undiscounted cash flows do not indicate the carrying amount of the asset group is recoverable, an impairment charge is measured as the amount by which the carrying amount of the asset group exceeds its fair value. The Company did not record impairment losses during the three months ended March 31, 2025 and period from February 8, 2024 (inception) to March 31, 2024.

Impairment of Long-Lived Assets:    The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that an asset group’s carrying amount may not be recoverable. The Company conducts its long-lived asset impairment analysis in accordance with ASC 360-10, “Impairment or Disposal of Long-Lived Assets” (“ASC 360-10”), which requires the Company to group assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and evaluate the asset group against the sum of the undiscounted future cash flows. If the undiscounted cash flows do not indicate the carrying amount of the asset group is recoverable, an impairment charge is measured as the amount by which the carrying amount of the asset group exceeds its fair value. The Company did not record impairment losses during the period from February 8, 2024 (inception) to December 31, 2024.

Business Combinations

Business Combinations:    The Company accounts for business combinations under the acquisition method of accounting. Identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree are recognized and measured as of the acquisition date at fair value. Goodwill is recognized to the extent by which the aggregate of the acquisition-date fair value of the consideration transferred and any noncontrolling interest in the acquiree exceeds the recognized basis of the identifiable assets acquired, net of assumed liabilities. Determining the fair value of assets acquired, liabilities assumed, and noncontrolling interest requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash flows, discount rates and asset lives among other items.

Business Combinations:    The Company accounts for business combinations under the acquisition method of accounting. Identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree are recognized and measured as of the acquisition date at fair value. Goodwill is recognized to the extent by which the aggregate of the acquisition-date fair value of the consideration transferred and any noncontrolling interest in the acquiree exceeds the recognized basis of the identifiable assets acquired, net of assumed liabilities. Determining the fair value of assets acquired, liabilities assumed, and noncontrolling interest requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash flows, discount rates and asset lives among other items.

Deferred Transaction Costs

Deferred Transaction Costs:    Commissions, legal fees and other costs that are direct and incremental costs directly related to the contemplated business combination transaction (See Note 4) are capitalized as deferred transaction costs until the consummation of the transaction. The costs will be reclassified to additional paid-in capital upon the closing of the transaction. If the transaction does not close, these transaction costs will be written off to general and administrative expenses at such time the transaction is determined to be unsuccessful. As of March 31, 2025 and December 31, 2024, deferred transaction costs totaling $6,793,212 and $3,994,751, respectively, are recorded on the accompanying consolidated balance sheets related to the anticipated business combination (see Note 4).

Deferred Transaction Costs:    Commissions, legal fees and other costs that are direct and incremental costs directly related to the contemplated business combination transaction (See Note 4) are capitalized as deferred transaction costs until the consummation of the transaction. The costs will be reclassified to additional paid-in capital upon the closing of the transaction. If the transaction does not close, these transaction costs will be written off to general and administrative expenses at such time the transaction is determined to be unsuccessful. As of December 31, 2024, deferred transaction costs totaling $3,994,751 are recorded on the accompanying balance sheet related to the anticipated business combinations (see Note 4).

Recent Accounting Pronouncements, not yet adopted

Recent Accounting Pronouncements, not yet adopted:

ASU 2024-02, “Codification Improvements-Amendments to Remove References to the Concepts Statements” (“ASU 2024-02”) updates accounting standards for revenue recognition, lease accounting, and impairment of long-lived assets. ASU 2024-02 provides enhanced guidance for estimating variable consideration, accounting for contract modifications, determining lease terms, and simplifying impairment testing for long-lived assets. It also introduces increased disclosure requirements for financial instruments and derivatives. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. ASU 2024-02 is not expected to have a material effect on the Company’s consolidated financial statements.

ASU 2024-03, “Disaggregation of Income Statement Expenses (“DISE”)” (“ASU 2024-03”) requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosure about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements and disclosures.

ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative” (“ASU 2023-06”) incorporates several disclosure and presentation requirements currently residing in SEC Regulation S-X and S-K into the ASC. The amendments are applied prospectively and are effective when the SEC removes the related requirements from Regulation S-X and S-K. Any amendments the SEC does not remove by June 30, 2027 will not be effective. Early adoption is prohibited. The Company is currently evaluating the impact of this ASU on its consolidated financial statements and disclosures.

ASU 2025-03, “Business Combination and Consolidation: Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity” (“ASU 2025-03”) provides clarifying guidance on determining the accounting acquirer in certain transactions involving VIEs. The update aims to improve consistency and comparability in financial reporting, especially when companies merge with a special-purpose acquisition company (“SPAC”). ASU 2025-03 requires entities to apply the same factors used for determining the accounting acquirer in other acquisition transactions. Essentially, it aims to make financial reporting more comparable and decision-useful for investors by ensuring that the accounting acquirer is appropriately identified in acquisitions of VIEs, particularly in SPAC transactions. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026 including interim periods within those annual periods, with early adoption permitted. The Company is currently evaluating the impact this amended guidance may have on its financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited consolidated balance sheets, statements of operations and statements of cash flow

Share-Based Compensation Cost	-Based Compensation Cost: Compensation cost attributable to liability-classified share-based payment transactions is recorded over the vesting term of a share-based payment transaction, net of estimated forfeitures. Changes in the estimated vesting term are determined each reporting period and prospectively applied to the unrecognized compensation cost associated with an unvested transaction. Changes in the fair-value-based measure are recognized as compensation cost (with a corresponding increase or decrease in the share-based liability) either immediately if the award is vested or based on the percentage of the vesting term that has completed if the award is unvested.

A modification of a liability-classified award is accounted for as an exchange of an original award for a new award and is accounted for by calculating the award’s fair-value-based measure and multiplying this amount by the percentage of the service rendered as of the modification date. Compensation cost is adjusted for the difference between the cumulative cost recognized for the modified award the cumulate cost recognized for the original award.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards:    ASU 2023-07, “Segment Reporting: Improvements to Reportable Segment Disclosure” (“ASU 2023-07”) expands public entities’ segment disclosures primarily by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments are required to be applied retrospectively to all prior periods presented in an entity’s financial statements. The Company adopted the guidance effective December 31, 2024 for the fiscal year beginning January 1, 2024. There was no impact on the Company’s reportable segments identified and additional required disclosures have been included in these financial statements (see Note 3).